Exhibit 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-May-18	15-May-18	15-Jun-18
To	31-May-18	15-Jun-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$120,819,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$4,463,635.89
Series Nominal Liquidation Amount	640,282,635.89

Required Participation Amount	$640,282,635.89
Excess Receivables	$3,590,582.90

Total Collateral	643,873,218.80

Collateral as Percent of Notes	125.02%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,335,754,343.48
Total Principal Collections	($2,049,295,824.13)
Investment in New Receivables	$1,680,961,080.40
Receivables Added for Additional Accounts	$0.00
Repurchases	($36,196,925.27)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($769,516,722.83)
Less Servicing Adjustment	($4,509,699.27)

Ending Balance	$5,157,196,252.38

SAP for Next Period	12.48%

Average Receivable Balance	$5,363,131,946.21
Monthly Payment Rate	38.21%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$19,682,918.31
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,682,918.31

Series Allocation Percentage at Month-End	12.48%
Floating Allocation Percentage at Month-End	91.42%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	31
A1 LIBOR	1.918710%
A1 Applicable Margin	0.310000%

	2.228710%

	Actual	Per $1000
Interest A	988,370.98	1.92
Principal A	—	—

		1.92
Total Due Investors	988,370.98
Servicing Fee	529,849.17

Excess Cash Flow	728,336.68

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.49%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		25.02%